Loans and Related Allowance for Credit Losses, Defaulted Troubled Debt Restructurings (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	$ 277
Total Commercial [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	69
Total Commercial [Member] | Commercial and industrial loans [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	55
Total Commercial [Member] | Commercial real estate [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	14
Total Consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	208
Total Consumer [Member] | Residential mortgage [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	142
Total Consumer [Member] | Credit card [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	43
Total Consumer [Member] | Auto [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	21
Total Consumer [Member] | Other consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	$ 2